UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05848

The Gabelli Value 25 Fund Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Value 25 Fund Inc.

Semiannual Report — June 30, 2021

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Christopher J. Marangi
Chief Investment Officer	Co-Chief Investment Officer
BA, Williams College
MBA, Columbia
Business School

To Our Shareholders,

For the six months ended June 30, 2021, the net asset value (NAV) total return per Class A Share of The Gabelli Value 25 Fund was 16.2% compared with a total return of 15.3% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available. See page 2 for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2021 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance for periods less than one year is not annualized.

						Since
						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(9/29/89)
Class A (GABVX)	16.19%	45.81%	9.41%	8.22%	7.22%	10.05%
With sales charge (b)	9.51	37.42	8.12	7.58	6.79	9.84
S&P 500 Index (c)	15.25	40.79	17.65	14.84	10.73	10.53
Class AAA (GVCAX)	16.12	45.86	9.41	8.21	7.22	10.05
Class C (GVCCX)	15.76	44.87	8.60	7.42	6.42	9.51
With contingent deferred sales charge (d)	14.76	43.87	8.60	7.42	6.42	9.51
Class I (GVCIX)	16.39	46.51	9.86	8.58	7.52	10.20

(a)	Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Class A Share NAVs are used to calculate performance for the periods prior to the issuance of Class AAA Shares on April 30, 2010, Class C Shares on March 15, 2000, and Class I Shares on January 11, 2008. The actual performance of the Class C Shares would have been lower due to the additional fees and expenses associated with this class of shares. The actual performance of the Class AAA Shares and Class I Shares would have been higher due to lower expenses associated with these classes of shares. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectuses dated April 30, 2021, the gross expense ratios for Class AAA, A, C, and I Shares are 1.44%, 1.44%, 2.19%, and 1.19%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 1.44%, 1.44%, 2.19%, and 1.00%, respectively. See page 9 for the expense ratios for the six months ended June 30, 2021. The contractual reimbursement for Class I Shares is in effect through April 30, 2022. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares, and Class C Shares is 5.75%, and 1.00%, respectively.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

The Gabelli Value 25 Fund Inc.

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2021 through June 30, 2021	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/21	06/30/21	Ratio	Period*
The Gabelli Value 25 Fund Inc.
Actual Fund Return
Class AAA	$ 1,000.00	$ 1,161.20	1.45%	$7.77
Class A	$ 1,000.00	$ 1,161.90	1.45%	$7.77
Class C	$ 1,000.00	$ 1,157.60	2.20%	$11.77
Class I	$ 1,000.00	$ 1,163.90	1.04%	$5.58
Hypothetical 5% Return
Class AAA	$ 1,000.00	$ 1,017.60	1.45%	$7.25
Class A	$ 1,000.00	$ 1,017.60	1.45%	$7.25
Class C	$ 1,000.00	$ 1,013.88	2.20%	$10.99
Class I	$ 1,000.00	$ 1,019.64	1.04%	$5.21

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2021:

The Gabelli Value 25 Fund Inc.

Broadcasting	13.0%
Financial Services	11.2%
Entertainment	11.1%
Consumer Products	10.7%
Electronics	7.6%
Cable and Satellite	6.0%
Metals and Mining	5.9%
Environmental Services	5.2%
Diversified Industrial	4.6%
Food and Beverage	4.5%
Automotive: Parts and Accessories	3.2%
Aerospace	2.6%
Energy and Utilities	2.5%
Machinery	1.9%
Business Services	1.6%
Equipment and Supplies	1.4%
Automotive	1.3%
Hotels and Gaming	1.2%
Real Estate	1.1%
Communications Equipment	0.8%
U.S. Government Obligations	0.7%
Telecommunications	0.6%
Building and Construction	0.6%
Wireless Communications	0.5%
Health Care	0.1%
Other Assets and Liabilities (Net)	0.1%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Value 25 Fund Inc.

Schedule of Investments — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.1%
	Aerospace — 2.6%
184,000	Aerojet Rocketdyne Holdings Inc.	$1,161,807	$8,885,360

	Automotive — 1.3%
98,000	Navistar International Corp. †	2,716,641	4,361,000

	Automotive: Parts and Accessories — 3.1%
60,000	Dana Inc.	1,515,193	1,425,600
32,000	Garrett Motion Inc. †	176,294	255,360
72,000	Genuine Parts Co	1,535,774	9,105,840
		3,227,261	10,786,800

	Broadcasting — 13.0%
7,000	Liberty Broadband Corp., Cl. A †	314,951	1,177,190
43,500	Liberty Broadband Corp., Cl. C †	714,168	7,554,210
104,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C †	568,973	4,824,560
166,000	MSG Networks Inc., Cl. A †	76,944	2,420,280
90,000	Sinclair Broadcast Group Inc., Cl. A	2,882,599	2,989,800
532,000	ViacomCBS Inc., Cl. A	13,189,139	25,775,400
		17,746,774	44,741,440

	Building and Construction — 0.6%
30,000	Johnson Controls
	International plc	435,269	2,058,900

	Business Services — 1.6%
145,000	Macquarie Infrastructure Corp.	4,199,846	5,549,150

	Cable and Satellite — 6.0%
18,500	AMC Networks Inc., Cl. A †	0	1,235,800
130,000	Comcast Corp., Cl. A	1,927,375	7,412,600
144,000	DISH Network Corp., Cl. A †	2,728,193	6,019,200
41,000	EchoStar Corp., Cl. A †	677,480	995,890
84,000	Liberty Global plc, Cl. A †	1,279,880	2,281,440
38,000	Liberty Global plc, Cl. C †	237,905	1,027,520
35,000	Rogers Communications Inc., Cl. B	108,243	1,859,900
		6,959,076	20,832,350

	Communications Equipment — 0.8%
75,000	Loral Space & Communications Inc.	3,132,593	2,913,750
Shares		Cost	Market Value
	Consumer Products — 10.7%
75,000	Edgewell Personal Care Co.	$1,735,177	$3,292,500
47,500	Energizer Holdings Inc.	962,113	2,041,550
260,000	Qurate Retail Inc., Cl. A	1,927,612	3,403,400
2,639,000	Swedish Match AB	3,630,733	22,504,320
492,611	Topps Company Inc. †	5,000,002	5,524,140
		13,255,637	36,765,910

	Diversified Industrial — 4.6%
36,160	Ampco-Pittsburgh Corp. †	146,989	219,491
79,000	Crane Co.	2,147,707	7,297,230
38,000	DuPont de Nemours Inc.	2,011,941	2,941,580
6,000	FMC Corp.	672,276	649,200
20,000	Honeywell International Inc.	418,852	4,387,000
2,500	Otis Worldwide Corp.	173,068	204,425
		5,570,833	15,698,926

	Electronics— 7.6%
115,000	Resideo Technologies Inc. †	1,110,272	3,450,000
235,000	Sony Group Corp., ADR	3,912,524	22,846,700
		5,022,796	26,296,700

	Energy and Utilities— 2.5%
20,000	Halliburton Co.	389,600	462,400
153,000	National Fuel Gas Co.	6,729,222	7,994,250
		7,118,822	8,456,650

	Entertainment— 11.1%
37,000	Discovery Inc., Cl. A †	371,165	1,135,160
157,000	Discovery Inc., Cl. C †	2,071,646	4,549,860
45,000	Fox Corp., Cl. A	1,833,341	1,670,850
530,000	Grupo Televisa SAB, ADR	5,602,357	7,568,400
33,000	Liberty Media Corp.- Liberty Braves, Cl. A †	783,909	931,260
110,040	Liberty Media Corp.- Liberty Braves, Cl. C †	1,934,026	3,055,811
60,500	Madison Square Garden Entertainment Corp. †	504,578	5,080,185
54,500	Madison Square Garden Sports Corp. †	483,903	9,405,065
26,500	The Walt Disney Co. †	717,439	4,657,905
		14,302,364	38,054,496

	Environmental Services — 5.2%
103,000	Republic Services Inc.	1,340,135	11,331,030
55,000	Waste Connections Inc.	1,708,181	6,568,650
		3,048,316	17,899,680

	Equipment and Supplies— 1.4%
46,000	CIRCOR International Inc. †	510,824	1,499,600
50,000	Flowserve Corp.	191,155	2,016,000

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
6,000	Valmont Industries Inc.	$1,395,122	$1,416,300
		2,097,101	4,931,900

	Financial Services — 11.2%
105,500	American Express Co	2,696,723	17,431,765
35,000	Citigroup Inc.	2,401,488	2,476,250
450,000	Post Holdings Partnering Corp. †	4,500,000	4,675,500
200,000	The Bank of New York Mellon Corp	6,103,862	10,246,000
10,000	The Goldman Sachs Group Inc.	1,980,989	3,795,300
		17,683,062	38,624,815

	Food and Beverage — 4.5%
55,000	Diageo plc, ADR	1,973,016	10,542,950
80,000	Mondelez International Inc., Cl. A	1,955,447	4,995,200
		3,928,463	15,538,150

	Health Care — 0.1%
3,000	Zimmer Biomet Holdings Inc.	492,206	482,460

	Hotels and Gaming — 1.2%
52,000	Ryman Hospitality Properties Inc., REIT †	1,116,517	4,105,920

	Machinery — 1.9%
283,744	CNH Industrial NV	2,823,425	4,744,199
100,000	CNH Industrial NV, Borsa Italiana	842,948	1,651,157
		3,666,373	6,395,356

	Metals and Mining — 5.9%
320,500	Newmont Corp	5,850,214	20,313,290

	Real Estate — 1.1%
60,045	Indus Realty Trust Inc.	1,071,924	3,941,954

	Telecommunications — 0.6%
97,000	Telephone and Data Systems Inc.	2,150,307	2,198,020

	Wireless Communications — 0.5%
44,000	United States Cellular Corp. †	1,886,121	1,597,640
	TOTAL COMMON STOCKS	127,840,323	341,430,617
Shares		Cost	Market Value
	PREFERRED STOCKS — 0.0%
	Automotive: Parts and Accessories — 0.0%
14,366	Garrett Motion Inc., Ser. A	$75,422	$123,548

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
32,000	Garrett Motion Inc., Ser. A, 11.000%	168,000	275,200

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
25,000	Ampco-Pittsburgh Corp., expire 08/01/25 †	17,080	22,500

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.7%
$178,000	U.S. Cash Management Bill, 0.041% ††, 09/28/21	177,982	177,983
2,155,000	U.S. Treasury Bill, 0.045% ††, 09/23/21	2,154,776	2,154,786

	TOTAL U.S. GOVERNMENT OBLIGATIONS	2,332,758	2,332,769

	TOTAL INVESTMENTS — 99.9%	$130,433,583	344,184,634

	Other Assets and Liabilities (Net) — 0.1%		198,724

	NET ASSETS — 100.0%		$344,383,358

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)

Assets:
Investments, at value (cost $130,433,583)	$344,184,634
Foreign currency, at value (cost $6,560)	6,590
Receivable for investments sold	596,531
Receivable for Fund shares sold	3,562
Receivable from Adviser	7,005
Dividends receivable	645,679
Prepaid expenses	33,184
Total Assets	345,477,185
Liabilities:
Payable to bank	2,678
Payable for investments purchased	185,173
Payable for Fund shares redeemed	417,183
Payable for investment advisory fees	286,102
Payable for distribution fees	60,907
Payable for accounting fees	3,750
Payable for shareholder communications	56,002
Other accrued expenses	82,032
Total Liabilities	1,093,827
Net Assets
(applicable to 22,160,402 shares outstanding)	$344,383,358
Net Assets Consist of:
Paid-in capital	$103,224,046
Total distributable earnings	241,159,312
Net Assets	$344,383,358
Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($2,919,136 ÷ 188,426 shares outstanding; 50,000,000 shares authorized)	$15.49
Class A:
Net Asset Value and redemption price per share ($285,066,617 ÷ 18,309,167 shares outstanding; 100,000,000 shares authorized)	$15.57
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$16.52
Class C:
Net Asset Value and offering price per share ($1,300,797 ÷ 119,723 shares outstanding; 50,000,000 shares authorized)	$10.87	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($55,096,808 ÷ 3,543,086 shares outstanding; 50,000,000 shares authorized)	$15.55
Statement of Operations
For the Six Months Ended June 30, 2021 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $156,594)	$4,627,576
Interest	911
Total Investment Income	4,628,487
Expenses:
Investment advisory fees	1,686,056
Distribution fees - Class AAA	3,616
Distribution fees - Class A	349,557
Distribution fees - Class C	6,736
Shareholder services fees	77,914
Dividend expense on securities sold short	52,080
Legal and audit fees	40,852
Registration expenses	32,650
Shareholder communications expenses	30,603
Directors’ fees	28,626
Accounting fees	22,500
Service fees for securities sold short (See Note 2)	20,410
Custodian fees	20,240
Miscellaneous expenses	14,315
Total Expenses	2,386,155
Less:
Expense reimbursements (See Note 3)	(41,973)
Expenses paid indirectly by broker (See Note 6)	(2,218)
Total Reimbursements and Credits	(44,191)
Net Expenses	2,341,964
Net Investment Income	2,286,523
Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency:
Net realized gain on investments	19,002,623
Net realized gain on securities sold short	6,868,557
Net realized gain on foreign currency transactions	11,793

Net realized gain on investments, securities sold short, and foreign currency transactions	25,882,973
Net change in unrealized appreciation/depreciation:
on investments	21,317,842
on foreign currency translations	(14,396)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	21,303,446
Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency	47,186,419
Net Increase in Net Assets Resulting from Operations	$49,472,942

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Operations:
Net investment income	$2,286,523	$1,491,577
Net realized gain on investments, securities sold short, and foreign currency transactions	25,882,973	28,442,804
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	21,303,446	(18,480,195)
Net Increase in Net Assets Resulting from Operations	49,472,942	11,454,186
Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(207,169)
Class A	—	(22,196,379)
Class C	—	(172,753)
Class I	—	(4,374,271)
Total Distributions to Shareholders	—	(26,950,572)

Capital Share Transactions:
Class AAA	34,724	(541,533)
Class A	(12,539,519)	(17,772,128)
Class C	(443,862)	(1,364,802)
Class I	(974,396)	(2,748,716)
Net Decrease in Net Assets from Capital Share Transactions	(13,923,053)	(22,427,179)
Redemption Fees	960	174
Net Increase/(Decrease) in Net Assets	35,550,849	(37,923,391)
Net Assets:
Beginning of year	308,832,509	346,755,900
End of period	$344,383,358	$308,832,509

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2021(d)	$13.34	$0.09	$2.06	$2.15	$—	$—	$—	$0.00	$15.49	16.1%	$2,919	1.27	%(e)	1.45	%(e)	1.45	%(e)(f)	10%
2020	13.79	0.05	0.75	0.80	(0.06)	(1.19)	(1.25)	0.00	13.34	5.8	2,467	0.43		1.44		1.44		4
2019	12.91	0.03	2.27	2.30	(0.03)	(1.39)	(1.42)	0.00	13.79	17.8	3,172	0.22		1.41		1.41		3
2018	15.41	0.00 (b)	(1.27)	(1.27)	0.00 (b)	(1.23)	(1.23)	0.00	12.91	(8.2)	3,774	0.03		1.44		1.44		2
2017	14.61	0.01	1.85	1.86	(0.02)	(1.04)	(1.06)	0.00	15.41	12.7	4,542	0.09		1.41		1.41		2
2016	14.07	0.07	1.57	1.64	(0.07)	(1.03)	(1.10)	0.00	14.61	11.6	4,103	0.48		1.40		1.40		2
Class A
2021(d)	$13.40	$0.10	$2.07	$2.17	$—	$—	$—	$0.00	$15.57	16.2%	$285,066	1.30	%(e)	1.45	%(e)	1.45	%(e)(f)	10%
2020	13.85	0.06	0.74	0.80	(0.06)	(1.19)	(1.25)	0.00	13.40	5.8	256,601	0.46		1.44		1.44		4
2019	12.96	0.03	2.28	2.31	(0.03)	(1.39)	(1.42)	0.00	13.85	17.8	286,925	0.24		1.41		1.41		3
2018	15.48	0.00 (b)	(1.29)	(1.29)	0.00 (b)	(1.23)	(1.23)	0.00	12.96	(8.2)	281,613	0.03		1.44		1.44		2
2017	14.66	0.01	1.86	1.87	(0.01)	(1.04)	(1.05)	0.00	15.48	12.8	362,729	0.09		1.41		1.41		2
2016	14.12	0.07	1.57	1.64	(0.07)	(1.03)	(1.10)	0.00	14.66	11.6	386,700	0.48		1.40		1.40		2
Class C
2021(d)	$9.39	$0.03	$1.44	$1.47	$—	$—	$—	$0.00	$10.87	15.8%	$1,301	0.62	%(e)	2.20	%(e)	2.20	%(e)(f)	10%
2020	10.08	(0.03)	0.53	0.50	—	(1.19)	(1.19)	0.00	9.39	5.0	1,548	(0.38)		2.19		2.19		4
2019	9.80	(0.05)	1.72	1.67	—	(1.39)	(1.39)	0.00	10.08	17.0	3,265	(0.50)		2.16		2.16		3
2018	12.12	(0.09)	(1.00)	(1.09)	—	(1.23)	(1.23)	0.00	9.80	(8.9)	6,528	(0.72)		2.19		2.19		2
2017	11.77	(0.08)	1.47	1.39	—	(1.04)	(1.04)	0.00	12.12	11.8	8,351	(0.67)		2.16		2.16		2
2016	11.55	(0.03)	1.28	1.25	—	(1.03)	(1.03)	0.00	11.77	10.8	11,171	(0.27)		2.15		2.15		2
Class I
2021(d)	$13.36	$0.13	$2.06	$2.19	$—	$—	$—	$0.00	$15.55	16.4%	$55,097	1.69	%(e)	1.20	%(e)	1.04	%(e)(f)(g)	10%
2020	13.81	0.11	0.75	0.86	(0.12)	(1.19)	(1.31)	0.00	13.36	6.3	48,217	0.90		1.19		1.00	(g)	4
2019	12.93	0.10	2.27	2.37	(0.10)	(1.39)	(1.49)	0.00	13.81	18.3	53,394	0.65		1.16		1.00	(g)	3
2018	15.45	0.07	(1.28)	(1.21)	(0.08)	(1.23)	(1.31)	0.00	12.93	(7.8)	48,062	0.47		1.19		1.00	(g)	2
2017	14.64	0.08	1.85	1.93	(0.08)	(1.04)	(1.12)	0.00	15.45	13.2	60,554	0.50		1.16		1.00	(g)	2
2016	14.10	0.12	1.57	1.69	(0.12)	(1.03)	(1.15)	0.00	14.64	11.9	46,922	0.79		1.15		1.13	(g)	2

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact to the expense ratios.

(d)	For the six months ended June 30, 2021, unaudited.

(e)	Annualized.

(f)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the six months ended June 30, 2021 would have been 1.41% (Class AAA and Class A), 2.16% (Class C), and 1.00% (Class I), respectively.

(g)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed certain Class I expenses to the Fund. For the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017, and 2016, these reimbursements amounted to $41,973, $84,966, $85,745, $107,706, $87,199, and $11,790, respectively.

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Value 25 Fund Inc. was incorporated on July 20, 1989 in Maryland and commenced investment operations on September 29, 1989. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is long term capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 06/30/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Consumer Products	$31,241,770	$5,524,140	$36,765,910
Other Industries (a)	304,664,707	—	304,664,707
Total Common Stocks	335,906,477	5,524,140	341,430,617
Preferred Stocks (a)	123,548	—	123,548
Convertible Preferred Stocks (a)	275,200	—	275,200
Warrants (a)	22,500	—	22,500
U.S. Government Obligations	—	2,332,769	2,332,769
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$336,327,725	$7,856,909	$344,184,634

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Fund enters into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. For the six months ended June 30, 2021, the Fund incurred $20,410 in service fees related to its investment positions sold short. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2021, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2020 was as follows:

Distributions paid from:*
Ordinary income	$1,582,090
Net long term capital gains	27,385,634
Total distributions paid	$28,967,724

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2021:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$131,267,629	$214,543,281	$(1,626,276)	$212,917,005

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2021, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses of Class I Shares to the extent necessary to maintain the total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.00% of the value of its average daily net assets. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment,

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

such adjusted annualized total operating expenses of the Fund would not exceed 1.00% of the value of the Fund’s average daily net assets for Class I.

This contractual agreement is renewable annually and is in place until at least April 30, 2022. At June 30, 2021, the cumulative amount which the Fund may repay the Adviser is $320,390

For the year ended December 31, 2018, expiring December 31, 2021	$107,706
For the year ended December 31, 2019, expiring December 31, 2022	85,745
For the year ended December 31, 2020, expiring December 31, 2023	84,966
For the six months ended June 30, 2021, expiring December 31, 2024	41,973
$320,390

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2021, other than short term securities and U.S. Government obligations, aggregated $30,917,722 and $38,828,744, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six month ended June 30, 2021, the Fund paid $6,843 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $2,053 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2021, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $2,218.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2021, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Fund pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2021 and the year ended December 31, 2020, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2021		Year Ended
	(Unaudited)		December 31, 2020
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	32,622	$479,504	16,482	$198,929
Shares issued upon reinvestment of distributions	—	—	14,820	196,219
Shares redeemed	(29,124)	(444,780)	(76,405)	(936,681)
Net increase/(decrease)	3,498	$34,724	(45,103)	$(541,533)
Class A
Shares sold	60,941	$900,322	153,579	$1,963,971
Shares issued upon reinvestment of distributions	—	—	1,602,189	21,325,134
Shares redeemed	(898,275)	(13,439,841)	(3,324,167)	(41,061,233)
Net decrease	(837,334)	$(12,539,519)	(1,568,399)	$(17,772,128)
Class C
Shares sold	1,622	$17,425	9,001	$82,471
Shares issued upon reinvestment of distributions	—	—	18,536	172,753
Shares redeemed	(46,835)	(461,287)	(186,551)	(1,620,026)
Net decrease	(45,213)	$(443,862)	(159,014)	$(1,364,802)
Class I
Shares sold	53,581	$808,923	199,982	$2,442,377
Shares issued upon reinvestment of distributions	—	—	318,889	4,228,468
Shares redeemed	(119,921)	(1,783,319)	(776,629)	(9,419,561)
Net decrease	(66,340)	$(974,396)	(257,758)	$(2,748,716)

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Liquidity Risk Management Program. In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has approved the designation of the Committee to administer the LRM Program.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 11, 2021, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Value 25 Fund Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the 1940 Act, as amended, contemplates that the Board of the Fund, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not interested persons of the Fund, as defined in the 1940 Act (the Independent Board Members), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the Advisory Agreement) with the Adviser for the Fund.

More specifically, at a meeting held on February 23, 2021, the Independent Board Members, meeting in executive session, reviewed the written and oral information that had been made available, and considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1)	The nature, extent, and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, and overseeing all of the Fund’s third party service providers as well as providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries (Participating Organizations). The Board Members evaluated these factors based on their direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided were reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

The Gabelli Value 25 Fund Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

2)	The performance of the Fund and the Adviser.

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its Broadridge peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one, three, five and ten year average annual total return for the periods ended December 31, 2020, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Broadridge and was comprised of a representative class/fund from each retail portfolio in the multi-cap core classifications, excluding outliers (the Performance Peer Group). The Board considered these comparisons helpful in its assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was below the median for the one year, three year, and ten year periods and above the median for the five year period. The Board Members concluded that the Fund’s performance was reasonable in comparison to that of the Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3)	The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against the comparative Broadridge expense peer group (Expense Peer Group). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the total expense ratio, with respect to the Expense Peer Group.

The Board Members noted that the Fund’s advisory fee and expense ratio were above the median when compared to those of the Expense Peer Group. The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower, than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2020. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the

The Gabelli Value 25 Fund Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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THE GABELLI VALUE 25 FUND INC.
One Corporate Center
Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

THE GABELLI VALUE 25 FUND INC.
One Corporate Center
Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS
Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

Robert J. Morrissey
Partner
Morrissey, Hawkins & Lynch

Kuni Nakamura
President,
Advanced Polymer, Inc.
OFFICERS
Bruce N. Alpert
President

John C. Ball
Treasurer

Peter Goldstein
Secretary

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
The Bank of New York
Mellon

TRANSFER AGENT, AND
DIVIDEND DISBURSING
AGENT
DST Asset Manager
Solutions, Inc.

LEGAL COUNSEL
Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Value 25 Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB409Q221SR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Value 25 Fund Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 3, 2021

* Print the name and title of each signing officer under his or her signature.